Condensed Consolidated Balance Sheets (Parentheticals) - shares	Jun. 30, 2018	Dec. 31, 2017
Statement Of Financial Position [Abstract]
Common units issued	20,947,418	19,354,498
Common units outstanding	20,947,418	19,354,498
Subordinated Series A units issued	0	1,592,920
Subordinated Series A units outstanding	0	1,592,920
Subordinated units outstanding	0
General Partners units issued	427,499	427,499
General Partners units outstanding	427,499	427,499